OTHER ASSETS (Schedule of Intangible Assets) (Details) (USD $)	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization					$ 183,556	$ 183,556
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount			314,958	296,002	314,958
Accumulated Amortization			$ 107,691	$ 82,402